GENERAL INFORMATION AND BASIS OF PREPARATION (Details)	6 Months Ended						12 Months Ended
	Dec. 31, 2019 day € / shares	Jun. 28, 2019 day	Dec. 31, 2018 day	Jun. 29, 2018 day	Dec. 31, 2017 day	Jun. 30, 2017 day	Dec. 31, 2019 day € / shares	Dec. 31, 2018 day	Dec. 31, 2017 day
Disclosure of classes of share capital [line items]
Number of selling days in period | day	132	129	131	130	130	130	261	261	260
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares	€ 0.01						€ 0.01